Investments in Equity Accounted Investees - Summary of Material Joint Venture (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 INR (₨)	Mar. 31, 2019 INR (₨)	Mar. 31, 2021 INR (₨)	Mar. 31, 2020 USD ($)	Mar. 31, 2020 INR (₨)	Mar. 31, 2018 INR (₨)
Disclosure of joint ventures [line items]
Current assets	$ 20,091.2				₨ 1,468,859.5		₨ 1,195,835.7
Non-current assets	25,631.2				1,873,934.9		1,944,966.4
Current liabilities	(21,477.3)				(1,570,228.8)		(1,397,398.5)
Non-current liabilities	(17,144.3)				(1,253,429.8)		(1,145,368.9)
Cash and cash equivalents	4,335.9			₨ 215,598.0	317,000.1	$ 2,526.3	184,678.0	₨ 147,167.5
Revenue	33,943.8	₨ 2,481,631.4	₨ 2,594,251.2	2,993,662.4
Net income/(loss)	(1,944.1)	(142,138.0)	(112,984.1)	(292,128.1)
Total comprehensive income for the year	(1,547.3)	(113,126.7)	3,579.7	(342,204.6)
Depreciation and amortization	3,141.0	229,638.1	207,632.1	230,197.8
Interest income	(67.4)	(4,925.3)	(11,696.9)	(7,864.6)
Interest expense (net)	1,105.7	80,840.5	72,553.1	57,586.0
Income tax expense/(credit)	$ 347.6	₨ 25,410.7	₨ 3,644.5	(25,425.0)
Chery Jaguar Land Rover Automotive Co. Limited [member]
Disclosure of joint ventures [line items]
Principal activity	Manufacture and assembly of vehicles	Manufacture and assembly of vehicles
Principal place of the business	China	China
% holding	50.00%	50.00%	50.00%
Current assets	$ 782.2				57,187.6		56,066.3
Non-current assets	1,994.4				145,811.8		146,863.8
Current liabilities	(1,880.8)				(137,502.0)		(126,162.0)
Non-current liabilities	(15.8)				(1,157.3)		(7,703.7)
Cash and cash equivalents	444.5				32,497.0		26,028.3
Current financial liabilities (excluding trade and other payables and provisions)	(690.7)				(50,495.7)		(54,635.8)
Non-current financial liabilities (excluding trade and other payables and provisions)	(5.4)				(391.8)		(7,703.7)
Share of net assets of material joint venture	440.0				32,170.1		34,532.2
Other consolidation adjustments	(6.7)				(493.3)		(705.9)
Carrying amount of the Company's interest in joint venture	433.3				₨ 31,676.8		₨ 33,826.3
Revenue	2,470.0	₨ 180,580.0	₨ 116,090.2	155,715.0
Net income/(loss)	(112.4)	(8,220.9)	(20,054.0)	1,119.5
Total comprehensive income for the year	(112.4)	(8,220.9)	(20,054.0)	1,119.5
Depreciation and amortization	272.2	19,898.1	18,047.3	18,857.6
Interest income	(9.9)	(720.8)	(1,223.7)	(1,092.0)
Interest expense (net)	27.8	2,030.8	2,223.4	1,266.3
Income tax expense/(credit)	$ 41.9	₨ 3,060.7	₨ 5,053.6	₨ (578.1)